Common Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012 vote	Sep. 30, 2011
Common Stock
Common stock, shares authorized	90,000	90,000	90,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Votes per share of Common stock		1
Common stock, liquidation preference (in dollars per share)		$ 3.75